Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan One [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	$ 13,788	$ 13,205
Current service cost	38	49
Interest cost	119	241
Actuarial loss arising from changes in financial assumptions	665	1,040
Benefits paid	(338)	(483)
Impact of foreign exchange rate changes	579	(264)
Balances - End of the period	14,851	13,788
Amounts recognized: In net loss	(157)	(262)
Amounts recognized: In other comprehensive loss	1,244	(810)
Pension Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	13,705
Current service cost	36
Interest cost	118
Actuarial loss arising from changes in financial assumptions	665
Benefits paid	(335)
Impact of foreign exchange rate changes	575
Balances - End of the period	14,764	13,705
Amounts recognized: In net loss	(154)
Amounts recognized: In other comprehensive loss	1,240
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	83
Current service cost	2
Interest cost	1
Actuarial loss arising from changes in financial assumptions
Benefits paid	(3)
Impact of foreign exchange rate changes	4
Balances - End of the period	87	$ 83
Amounts recognized: In net loss	(3)
Amounts recognized: In other comprehensive loss	$ 4